Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Schedule of Other Assets
	Note	December 31, 2024	December 31, 2025
		RMB	RMB
Guarantee deposits	(i)	423,441,637	362,384,435
Receivables from sales of loans	(ii)	152,225,024	77,770,721
Prepayments	(iii)	111,079,096	82,430,366
Purchased loans with credit deterioration	(iv)	419,519,965	442,761,986
Receivables for default guarantee payments	(v)	28,519,198	87,065,328
Receivables from loan facilitation service	(vi)	45,703,316	4,704,201
Receivables of guarantee service	(vii)	4,197,264	605,890
Non-marketable equity securities	(viii)	13,178,264	-
Amounts due from employees	(ix)	7,741,156	6,898,760
Other receivables	(x)	345,293,660	646,882,153
Total		1,550,898,580	1,711,503,840

(i)	Guarantee deposits are deposits that the Group provided, through Guangdong Nanfeng Financial Guarantee Group Co., Ltd (“Guangzhou Nanfeng”), a company that holds a financial guarantee license, for loans granted (a) under its consolidated VIE Zhonghai Lanhai Structured Fund 30-X, which is not structured in a stratified way and requires guarantee from a third party, and (b) under the cooperation with commercial banks for loan facilitation, post-facilitation and guarantee services, refer to Note 2(e)(ii) Off-balance sheet loans.

(ii)	As mentioned in Note 5, the Group transferred the delinquent loans to third parties so that the Group could collect the payment more quickly than to simply dispose the collaterals through litigation. The loan is derecognized if the Group does not retain any risk and rewards after transferring the loan. Such transfer would be recorded as sales according to ASC 860-10-40-5. There is no constrain on the transferee’s rights to pledge or exchange, and the Group will not maintain effective control on the transferred loans for which the transferred loans are accounted for as sales without repurchase agreements.
(iii)	Prepaid accounts mainly include litigation fees, rent, water, electricity and property management and network charges prepaid in the daily operation of the Group. Another important component is the prepayment of building purchase.

(iv)	The purchased loans with credit deterioration are overdue loans repurchased at par value by the Group from commercial banks under the commercial bank partnership model. In 2023, the Group started purchasing loans with credit deterioration. As of December 31, 2025, the purchased loans with credit deterioration amounted to RMB664,663,913 and allowance for credit loss amounted to RMB221,901,927.
(v)	Under the commercial bank partnership model when a borrower is overdue for a certain number of days, the Group pays interest to the bank on behalf of the borrower, which is subsequently charged to the borrower, and this amount accounts for the receivables for default guarantee payments.

(vi)	Under the commercial bank partnership model, the Group provides loan facilitation services and post-facilitation services.

(vii)	Under the commercial bank partnership model, the Group calculates the guarantee obligation and recognizes the guarantee fee receivable.

(viii)	The measurement alternative is selected for the non-marketable equity securities. Under the measurement alternative, the equity securities without readily determinable fair value are measured at cost minus impairment and adjusted for changes in observable prices.

In June 2016, the Group invested 10,003,334 shares at RMB3.00 per share, which represents 2.14% of the paid-in capital, in Guangdong Qingyuan Rural Commercial Bank (“Qingyuan Rural”). The Group transferred 2 million shares to an unrelated third party at RMB3.00 per share which is same as the investment cost on September 18, 2019. The Group transferred 1.7 million shares to an unrelated third party at RMB2.00 per share and recognized an investment loss of RMB1,524,159 on December 26, 2023. In 2023, the Group recognized an impairment of RMB5,907,577. In 2025, the Group disposed of such investment in Qingyuan Rural and recognized an investment loss of RMB1,428,031. As of December 31, 2025, the Group has Nil investment in Qingyuan Rural.

(ix)	Amounts due from employees mainly include temporary advances to employees for payments on behalf of the Group.

(x)	Other receivables primarily comprise (i) RMB391 million of amounts receivable from third parties, which are unsecured, non-interest bearing and repayable within one year; and (ii) RMB156 million of amounts paid in advance to third parties for which application against the corresponding contractual obligations is pending in accordance with the underlying terms, expected to occur within one year.

Schedule of Provides Information on Delinquency

The following tables provides information on delinquency, which is the primary credit quality indicator for purchased loans with credit deterioration as of December 31, 2025.

	31 - 90 days past due	91 - 180 days past due	181+ days past due	Total
	RMB	RMB	RMB	RMB

Purchased loans with credit deterioration	50,875,333	6,631,875	607,156,705	664,663,913

Schedule of Allowance for Credit Loss

The table below sets forth the movement of allowance for credit loss for the years ended December 31, 2025:

2025
RMB
As of January 1	188,777,551
Provision for credit losses	18,590,628
(Charge-offs)/Recovery	14,533,748
As of December 31	221,901,927